Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2025 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.6%
	Federal Home Loan Mortgage Corporation—21.7%
$ 635,199	2.000%, 4/1/2036	$ 591,579
2,198,278	2.000%, 11/1/2051	1,806,201
1,281,673	2.000%, 1/1/2052	1,045,468
681,912	2.500%, 10/1/2051	583,987
2,693,521	2.500%, 11/1/2051	2,323,554
2,369,155	2.500%, 1/1/2052	2,040,040
2,958,233	2.500%, 4/1/2052	2,550,058
842,656	3.000%, 9/1/2052	749,499
448,995	3.500%, 6/1/2052	421,293
1,335,513	3.500%, 7/1/2052	1,248,525
565,741	4.000%, 4/1/2052	544,708
1,382,902	4.000%, 5/1/2052	1,321,548
505,420	4.000%, 9/1/2052	482,049
17,292	4.500%, 11/1/2039	17,312
1,008,794	4.500%, 11/1/2052	992,822
129,182	5.000%, 1/1/2034	131,426
257,526	5.000%, 5/1/2034	261,914
33,072	5.000%, 2/1/2039	33,719
66,707	5.000%, 7/1/2039	68,016
452,715	5.000%, 10/1/2054	452,314
477,425	5.000%, 11/1/2054	478,273
798,864	5.500%, 5/1/2034	826,051
120,105	5.500%, 12/1/2035	124,498
76,917	5.500%, 5/1/2036	79,761
14,370	5.500%, 6/1/2036	14,900
263,520	5.500%, 6/1/2036	273,145
9,873	5.500%, 9/1/2037	10,253
401,662	5.500%, 5/1/2038	413,464
5,836	6.000%, 2/1/2032	6,045
8,732	6.500%, 4/1/2038	9,330
34,996	6.500%, 10/1/2038	37,463
3,854	6.500%, 10/1/2038	4,134
3,930	7.500%, 1/1/2027	3,958
1,328	7.500%, 12/1/2029	1,390
14,438	7.500%, 5/1/2030	14,643
21,550	7.500%, 2/1/2031	22,796
	TOTAL	19,986,136
	Federal National Mortgage Association—50.8%
1,995,630	2.000%, 5/1/2036	1,851,103
959,431	2.000%, 3/1/2037	887,849
1,317,104	2.000%, 7/1/2050	1,076,017
6,791,812	2.000%, 5/1/2051	5,540,123
4,641,941	2.000%, 2/1/2052	3,798,065
1,022,511	2.000%, 2/1/2052	833,429
2,530,536	2.000%, 2/1/2052	2,072,873

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,248,314	2.500%, 5/1/2037	$ 1,186,699
525,741	2.500%, 9/1/2050	448,928
5,025,089	2.500%, 10/1/2051	4,303,465
1,646,158	2.500%, 1/1/2052	1,408,219
575,885	2.500%, 2/1/2052	489,406
608,660	2.500%, 3/1/2052	515,738
320,727	3.000%, 2/1/2047	293,188
6,217,727	3.000%, 6/1/2052	5,573,090
850,551	3.000%, 6/1/2052	753,118
806,889	3.000%, 6/1/2052	721,216
960,519	3.000%, 6/1/2052	852,231
1,352,538	3.500%, 11/1/2050	1,274,163
1,869,084	3.500%, 6/1/2052	1,743,838
71,649	4.000%, 3/1/2048	69,053
1,113,952	4.000%, 7/1/2052	1,064,530
1,080,838	4.000%, 11/1/2052	1,030,184
1,266,222	4.000%, 5/1/2053	1,211,232
22,316	4.500%, 6/1/2041	22,323
917,132	4.500%, 8/1/2052	902,610
1,452,027	4.500%, 8/1/2052	1,419,961
1,036,366	4.500%, 11/1/2052	1,016,718
710,121	4.500%, 2/1/2053	699,766
358,323	5.000%, 7/1/2034	364,589
24,897	5.000%, 11/1/2035	25,370
30,217	5.000%, 10/1/2039	30,789
94,516	5.000%, 12/1/2039	96,378
23,266	5.000%, 1/1/2040	23,724
1,009,334	5.000%, 6/1/2053	1,011,286
721,978	5.000%, 4/1/2054	727,209
206,209	5.500%, 9/1/2034	213,631
676,874	5.500%, 4/1/2053	696,047
3,468	6.000%, 10/1/2028	3,561
2,474	6.000%, 11/1/2028	2,540
39	6.000%, 12/1/2028	40
1,903	6.000%, 12/1/2028	1,953
1,404	6.000%, 12/1/2028	1,442
165	6.000%, 1/1/2029	169
876	6.000%, 1/1/2029	899
250	6.000%, 1/1/2029	257
52	6.000%, 1/1/2029	53
4,359	6.000%, 1/1/2029	4,475
190	6.000%, 3/1/2029	196
125	6.000%, 3/1/2029	128
8,086	6.000%, 5/1/2029	8,301
6,314	6.000%, 5/1/2029	6,483
94	6.000%, 11/1/2029	96
5,347	6.000%, 11/1/2029	5,489
184,995	6.000%, 11/1/2034	193,792
13,469	6.000%, 5/1/2036	14,169
8,432	6.000%, 6/1/2036	8,866

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 16,239		6.000%, 7/1/2036	$ 17,088
38,688		6.000%, 9/1/2037	40,791
81,011		6.000%, 2/1/2038	85,360
33,322		6.000%, 4/1/2038	35,249
9,062		6.500%, 5/1/2031	9,421
17,702		6.500%, 4/1/2032	18,552
67,109		6.500%, 9/1/2036	71,477
6,224		7.000%, 8/1/2028	6,542
3,158		7.000%, 10/1/2028	3,319
8,564		7.000%, 6/1/2029	9,001
101		7.000%, 11/1/2031	106
426		7.000%, 11/1/2031	451
14,439		7.000%, 12/1/2031	15,221
2,237		7.000%, 12/1/2031	2,351
323		7.000%, 1/1/2032	340
500		7.500%, 1/1/2030	524
		TOTAL	46,816,860
		Government National Mortgage Association—2.2%
627,733		3.000%, 9/20/2050	564,699
67,704		5.000%, 11/20/2038	69,006
23,251		5.000%, 12/20/2038	23,699
46,242		5.000%, 5/20/2039	47,136
167,577		5.000%, 8/20/2039	170,824
73,113		5.000%, 9/20/2039	74,532
839,681		5.000%, 9/20/2053	842,671
79,358		5.500%, 12/20/2038	82,161
64,633		6.000%, 9/20/2038	67,925
93		7.500%, 2/15/2026	93
39,465		7.500%, 2/15/2028	40,190
289		7.500%, 7/15/2029	299
194		7.500%, 7/15/2029	201
191		7.500%, 9/15/2029	197
846		7.500%, 9/15/2029	864
277		7.500%, 10/15/2029	286
4,531		7.500%, 10/15/2029	4,678
1,390		7.500%, 10/15/2029	1,440
2,679		7.500%, 10/15/2029	2,777
28,689		7.500%, 6/15/2030	29,923
41,021		8.250%, 10/15/2030	42,567
		TOTAL	2,066,168
	[1]	Government National Mortgage Association, TBA—6.7%
2,500,000		3.500%, 1/20/2056	2,272,754
850,000		5.000%, 1/20/2056	847,939
3,000,000		5.500%, 1/20/2056	3,028,957
		TOTAL	6,149,650
	[1]	Uniform Mortgage-Backed Securities, TBA—13.2%
500,000		4.000%, 1/1/2056	474,180
1,500,000		5.000%, 1/1/2056	1,496,250
4,000,000		5.500%, 1/1/2056	4,055,781

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$6,000,000		6.000%, 1/1/2056	$ 6,159,609
		TOTAL	12,185,820
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $85,454,034)	87,204,634
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.1%
		Federal Home Loan Mortgage Corporation—0.9%
825,890	[2]	REMIC, Series 5466, Class FL, 4.824% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	826,983
		Federal National Mortgage Association—11.6%
1,316,409	[2]	REMIC, Series 2022-65, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	1,298,716
3,430,501	[2]	REMIC, Series 2022-70, Class FA, 4.734% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	3,389,062
3,868,925	[2]	REMIC, Series 2024-15, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	3,855,457
2,145,858	[2]	REMIC, Series 2025-7, Class FD, 4.874% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	2,146,132
		TOTAL	10,689,367
		Government National Mortgage Association—2.7%
636,076		REMIC, Series 2013-158, Class AB, 3.023%, 8/16/2053	613,530
602,170		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	582,638
1,348,378	[2]	REMIC, Series 2023-35, Class FH, 4.467% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,332,750
		TOTAL	2,528,918
		Non-Agency Mortgage-Backed Securities—0.9%
904,439		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	824,170
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,828,116)	14,869,438
		ASSET-BACKED SECURITIES—1.1%
		Single Family Rental Security—0.7%
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	699,906
		Student Loans—0.4%
375,971		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	353,341
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,073,961)	1,053,247
		INVESTMENT COMPANY—8.0%
7,328,280		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[3] (IDENTIFIED COST $7,328,280)	7,328,280
		TOTAL INVESTMENT IN SECURITIES—119.8% (IDENTIFIED COST $108,684,391)	110,455,599
		OTHER ASSETS AND LIABILITIES - NET—(19.8)%[4]	(18,239,868)
		NET ASSETS—100%	$92,215,731
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	5	$1,043,946	March 2026	$(632)
United States Treasury Notes 5-Year Long Futures	9	$983,742	March 2026	$(3,115)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,747)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$6,453,628
Purchases at Cost	$20,239,409
Proceeds from Sales	$(19,364,757)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$7,328,280
Shares Held as of 12/31/2025	7,328,280
Dividend Income	$138,556

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$87,204,634	$—	$87,204,634
Collateralized Mortgage Obligations	—	14,869,438	—	14,869,438
Asset-Backed Securities	—	1,053,247	—	1,053,247
Investment Company	7,328,280	—	—	7,328,280
TOTAL SECURITIES	$7,328,280	$103,127,319	$—	$110,455,599
Other Financial Instruments:[1]
Liabilities	$(3,747)	$—	$—	$(3,747)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate